Share-based Payments - Summary of Fair Value of Options (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($) yr
Disclosure Of Assumptions Used To Estimate Fair Value Of Stock Options [Line Items]
Share price	$ 9.37	$ 3.66
Expected life of options (in years) | yr		5
Expected annualized volatility	55.00%	55.00%
Expected dividend yield	0.00%	0.00%
Weighted average Black-Scholes value at grant date (per option)	$ 4.09	$ 1.39
Bottom of Range [member]
Disclosure Of Assumptions Used To Estimate Fair Value Of Stock Options [Line Items]
Share price	7.57	2.42
Exercise price (per option)	$ 7.57	$ 2.42
Risk-free interest rate	1.93%	0.96%
Expected life of options (in years) | yr	5
Top of Range [member]
Disclosure Of Assumptions Used To Estimate Fair Value Of Stock Options [Line Items]
Share price	$ 15.29	$ 3.27
Exercise price (per option)	$ 15.29	$ 3.32
Risk-free interest rate	2.45%	1.59%
Expected life of options (in years) | yr	7